Income Taxes - Summary of Reconciliation of the Company's Effective Tax Rates (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
U.S. statutory rate	21.00%		21.00%	21.00%
State rate net of fed benefit			5.00%	4.00%
Change in valuation allowance			(25.00%)	(25.00%)
Other			0.00%	0.00%
Permanent adjustments			(1.00%)	0.00%
Effective tax rate	0.45%	0.70%	0.00%	0.00%